August 2, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Institutional Preferred Money Market Funds
CIK No. 1038520
1940 Act File No. 811-08211
Registration Statement File No. 333-26513

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectus and Statement of Additional
Information contained in Post-Effective Amendment No. 13 to the Fund’s Registration
Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange
Commission on July 26, 2006.

Please address any comments or questions to the undersigned at (212) 922-6915.

Very truly yours,

/s/ Ralph Humphrey
Ralph Humphrey

Cc: J. Prusnofsky
Stroock & Stroock & Lavan LLP
Ernst & Young LLP